FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4066


                       Pacific Capital Cash Assets Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2006

                  Date of reporting period: June 30, 2006


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)



                                Cash Assets Trust
                             Schedule of Investments
                                  June 30, 2006
                                   (unaudited)

                              Principal                    Security
                               Amount                    Description                                       Value (a)
Commercial Paper  (65.8%):
Automotive  (4.1%):
                                 $  20,000,000  Toyota Motor Credit Corp., 5.04%, 08/21/06                    $ 19,857,200
                                                                                                           ---------------

Banks  (16.5%):
                                    20,000,000  Bank of America, 5.38%, 09/26/06                                19,739,725
                                    20,000,000  Louis Dreyfus Corp. LOC Barclays Bank PLC,
                                                  5.08%, 07/07/06                                               19,983,067
                                    20,000,000  Rabobank 4.87%, 07/06/06                                        19,986,472
                                    20,000,000  Societe Generale N.A., Inc., 5.25%, 08/01/06                    19,909,583
                                                                                                           ---------------
                                                                                                                79,618,847

Borrowing Conduit  (4.1%):
                                    20,000,000  Abbey National North America Corp., 5.01%, 08/11/06             19,885,883
                                                                                                           ---------------

Brokerage  (8.3%):
                                    20,000,000  Bear Stearns & Co., 5.05%, 08/22/06                             19,854,111
                                    20,000,000  Merrill Lynch 5.25%, 07/10/06                                   19,973,750
                                                                                                                 ---------
                                                                                                                39,827,861

Conglomerate (4.1%):
                                    20,000,000  General Electric Capital Corp., 5.36%, 09/27/06                 19,737,956
                                                                                                                 ---------

Education (4.1%):
                                    20,000,000  Harvard University 4.77%, 08/18/06                              19,872,800
                                                                                                               ------------

Finance  (16.4%):
                                    20,000,000  American Express Credit Corp., 5.09%  09/20/06                  19,770,950
                                    20,000,000  American General Finance Corp., 5.08% 09/19/06                  19,774,222
                                    20,000,000  Calyon NA, Inc. 4.93%, 07/18/06                                 19,953,392
                                    20,000,000  Citigroup Global Markets Holdings, Inc., 5.10%, 08/07/06        19,895,167
                                                                                                                ----------
                                                                                                                79,393,731
Insurance  (8.2%):
                                    20,000,000  MetLife Funding, Inc., 5.13%,  09/06/06                         19,809,050
                                    20,000,000  Prudential Funding, 4.70%, 07/24/06                             19,939,944
                                                                                                           ---------------
                                                                                                                39,748,994

Total Commercial Paper                                                                                      317,943,272.00
                                                                                                           ---------------

Certificate of Deposit  (4.1%):
Bank  (4.1%):
                                   20,000,000  Wells Fargo, 5.40%, 06/15/07                                     20,000,000
                                                                                                                ----------

Corporate Note (3.1%):
Insurance (3.1%):
                                              Peoples Benefit Life Insurance,
                                   15,000,000  Variable Rate Note, 5.26%, 06/22/07*                             15,000,000
                                                                                                                ----------

U.S. Government Agencies  (13.8%):

Federal Home Loan Mortgage Corp.  (8.6%):

                                   42,000,000  4.85%, 08/29/06                                                  41,665,814
                                                                                                                ----------

Federal National Mortgage Association  (5.2%):
                                   25,000,000  4.90%, 08/15/06                                                  24,846,875
                                                                                                                ----------

Total U.S. Government Agencies                                                                                  66,512,689
                                                                                                                ----------

Repurchase Agreement  (13.5%):
                                              Morgan Stanley Dean Witter
                                    65,000,000  5.15%, 07/03/06                                                 65,000,000
                                                                                                                ----------
                                              (Proceeds of $65,027,896 to be received at
                                              maturity, Collateral: $67,030,000 Federal
                                              National Mortgage Association 3.75% due 05/17/07;
                                              the collateral fair value plus
                                              interest receivable equals $66,307,333)
                    Shares
Investment Company  (0.1%):

                                      624,455  JP Morgan U.S. Government Money Market
                                               Fund, Capital Shares                                               624,455
                                                                                                                  -------


Total Investments (Amortized Cost $485,080,416**)  - 100.4%                                                   485,080,416
Other assets less liabilities -   (0.4)%                                                                       (1,952,216)
                                                                                                          ----------------
NET ASSETS   -   100.0%                                                                                     $ 483,128,200
                                                                                                          ===============

------------

* Illiquid security. Considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate note, the rate shown represents the rate in effect at June 30, 2006, and the maturity date reflects the next rate change date. Represents 3.1% of net assets.

** Cost for Federal income tax and financial reporting purposes is identical.

                                                           Percent of
             Portfolio Distribution (unaudited)            Portfolio
             Commercial Paper                               65.6  %

             Certificate of Deposit                         4.1

             Corporate Note                                 3.1

             U.S. Government Agencies                       13.7

             Repurchase Agreement                           13.4

             Investment Company                             0.1
                                                           --------

                                                            100.0%
                                                            =======


                 See accompanying notes to financial statements.

                                Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.









                           Tax-Free Cash Assets Trust
                             Schedule of Investments
                                  June 30, 2006
                                   (unaudited)

                                                                              Moody's/S&P
   Principal                     Security                                      Ratings
     Amount                     Description                                   (unaudited)        Value (a)
     ------                     -----------                                   -----------        --------
MUNICIPAL BONDS (98.1%):

ALASKA (0.3%):
                     Anchorage, AK Electric Utility Revenue Senior
                     Lien-Municipal Light & Power Series
                     C -  Prerefunded to 12/01/06 @ $102, Collateral:
                     US Gov't Securities, AMBAC Insured
      $500,000       5.125%, 12/01/26                                              Aaa/AAA       $ 512,528

                                                                                                 -----------

ARIZONA (0.8%):
                     Phoenix, AZ Civic Improvement Corporation
                     Water System Revenue Jr. Lien -
                     Prerefunded to 07/01/06 @100, Collateral:
                     State & Local Government Series
     1,500,000       5.800%, 07/01/12                                              #Aaa/AA       1,500,000

                                                                                                ------------

COLORADO (4.0%):
                     Colorado Housing & Finance
                     Authority Revenue Bonds, Class I,
                     Series A-1, Weekly Reset VRDO*,
                     SPA: FHLB
     7,600,000       3.980%, 10/01/30                                             VMIG1/A-1+      7,600,000
                                                                                                -------------

FLORIDA (1.5%):
                      Dade County, FL School Board Certificates  of
                      Participation Series B - Prerefunded
                      to 08/01/06 @101, AMBAC Insured, Collateral:
                      US Government Securities
     2,000,000        5.600%, 08/01/26                                             #Aaa/AAA        2,023,924

                      Sarasota County, FL Utility System Revenue -
                      Prerefunded to 10/01/06 @102, FGIC
                      Insured, Collateral: State & Local Government Series
       750,000        5.250%, 10/01/25                                             Aaa/AAA           768,596
                                                                                                   -----------
                                                                                                   2,792,520
                                                                                                   -----------

HAWAII (33.6%):

                       State of Hawaii Series CO General Obligation FGIC Insured
     1,000,000         6.000%, 09/01/06                                             Aaa/AAA         1,004,976

                       Hawaii State Department of Budget and
                       Finance (Queens Health System) Series
                       C, Weekly Reset VRDO*, AMBAC Insured,
                       SPA: Bank of America N.A.
    35,000,000         3.920%, 07/01/28                                             MIG1/AAA       35,000,000

                       Hawaii State Department of Budget and Finance
                       Special Purpose Revenue Bonds
                       Pacific Health (Kapiolani Health Care) Prerefunded
                       07/01/06 @102 MBIA-IBC Insured,
                       Collateral: State & Local Government Series
     1,000,000         6.000%, 07/01/11                                             Aaa/AAA         1,020,000
     1,000,000         6.200%, 07/01/16                                             Aaa/AAA         1,020,000
     1,000,000         6.250%, 07/01/21                                             Aaa/AAA         1,020,000

                       Hawaii State Department of Budget and Finance
                       Special Purpose Revenue Bonds (The
                       Queen's Health System) Series A, Prerefunded
                       07/01/06 @102, Collateral: State &
                       Local Government Series
     5,000,000         6.050%, 07/01/16                                               A1/A+         5,100,000
     3,500,000         5.750%, 07/01/26                                               A1/A+         3,570,000

                       Hawaii State Department of Budget and Finance
                       Special Purpose Revenue Bonds (The
                       Queen's Health System) Series A,  Weekly Reset
                       VRDO*, SPA: Bank of Nova Scotia,
                       AMBAC Insured
     4,600,000         3.870%, 07/01/29                                             VMIG1/A-1+       4,600,000

                       Hawaii State Highway Revenue Series B
                       Prerefunded 07/01/06 @102
                       FGIC Insured, Collateral: State & Local Government Series
     3,705,000         5.600%, 07/01/13                                              Aaa/AAA         3,779,100

                       City and County Honolulu, HI General Obligation
                       Series-A - Escrowed to Maturity,
                       Collateral: US Gov't Securities
     2,870,000         5.600%, 04/01/07                                              #Aaa/AA-        2,911,895

                       Honolulu, HI General Obligation Commercial
                       Paper LOC-Westdeutsche Landesbank
     5,000,000         3.580%, 08/04/06                                              A-1+/P1         5,000,000

                                                                                                 -------------
                                                                                                    64,025,971
                                                                                                 --------------

ILLINOIS (2.9%):
                        Chicago, IL General Obligation
                        Bonds, Series B, Weekly Reset
                        VRDO*, SPA: Landesbank Baden-Wurttemberg FGIC Insured
     3,000,000          3.980%, 01/01/37                                           VMIG1/A-1+        3,000,000

                        Chicago, IL Park. District, General Obligation
                        Prerefunded to 01/01/07 @101, MBIA
                        Insured Collateral: State & Local Government Series
     1,145,000          5.400%, 01/01/09                                            Aaa/AAA          1,167,673

                        Cook County, IL General Obligation Capital Improvement
                        - Prerefunded to 11/15/06
                        @ $101, Collateral: US Gov't Securities,  FGIC Insured
     1,250,000          5.875%, 11/15/22                                            Aaa/AAA          1,273,223

                                                                                                    ----------
                                                                                                     5,440,896
                                                                                                    ----------

  MASSACHUSETTS (0.5%):
                        Massachusetts State Health & Educational
                        Facilities Authority Revenue Wellesley
                        College Series 1999G Daily Reset VRDO*
     1,000,000          3.960%, 07/01/39                                           VMIG1/A-1+        1,000,000
                                                                                                    ----------

MICHIGAN (5.9%):
                        Eastern Michigan University, MI
                        University Revenue Bonds, Daily
                        Reset VRDO*, FGIC Insured, SPA: FGIC-SPI
     5,510,000          4.040%, 06/01/27                                            Aaa/A-1+         5,510,000

                        Michigan State Trunk Line, Series A, Revenue
                        Bond, Prerefunded to 11/01/06 @101,
                        FGIC Insured, Collateral: State & Local Government Series
     1,500,000          5.625%, 11/01/26                                            Aaa/AAA          1,526,544

                        Northern Michigan University
                        Revenue Bonds, Daily Reset VRDO*,
                        FGIC Insured, SPA: FGIC-SPI
     4,210,000          4.040%, 06/01/31                                           VMIG1/A-1+        4,210,000

                                                                                                    ----------
                                                                                                    11,246,544
                                                                                                    -----------
                                                                                                    -----------


MISSOURI (14.4%):
                        Kansas City, MO Industrial
                        Development Authority Revenue
                        Bonds, (Ewing Marion Kaufman
                        Foundation), Daily Reset VRDO*
     7,110,000          4.040%, 04/01/27                                            NR/A-1+         7,110,000
       450,000          4.040%, 04/01/27                                            NR/A-1+           450,000

                        Missouri State, Health & Educational
                        Facilities Authority Revenue Bonds
                        (St. Louis University), Series B, Daily
                        Reset VRDO*, SPA: Bank of
                        America N.A.
     5,060,000          4.070%, 10/01/24                                           VMIG1/A-1+       5,060,000

                        Missouri Sate Health & Educational Facilities
                        Authority (Washington University),
                        Series B, SPA: JP Morgan Chase Bank, Daily Reset VRDO*
     2,600,000          4.030%, 03/01/40                                           VMIG1/A-1+       2,600,000

                        Missouri State, Health & Educational
                        Facilities Authority Revenue Bonds
                        (Washington University), Series C,
                        Daily Reset VRDO*, SPA: JP Morgan
                        Chase Bank
     2,800,000          4.030%, 09/01/30                                           VMIG1/A-1+       2,800,000

                        Missouri State, Health & Educational
                        Facilities Authority Revenue Bonds
                        (Washington University), Series D,
                        Daily Reset VRDO*, SPA: JP Morgan
                        Chase Bank
     2,100,000          4.030%, 09/01/30                                           VMIG1/A-1+       2,100,000

                        University of Missouri, Curators of
                        the University of Missouri System
                        Facilities Revenue Bonds, Series A,
                        Daily Reset VRDO*
     5,000,000          4.000%, 11/01/32                                           VMIG1/A-1+       5,000,000


                        University of Missouri University Revenue VRDO*
                        System Facilities-Series B
     2,250,000          4.000%, 11/01/30                                           VMIG1/A-1+       2,250,000

                                                                                                   -----------
                                                                                                   27,370,000
                                                                                                   -----------

     MONTANA (2.6%):
                        Montana State, Health Facilities
                        Authority Revenue Bonds, Series A,
                        Weekly Reset VRDO*, FGIC Insured
                        SPA: Wells Fargo
     5,000,000          3.970%, 12/01/15                                           VMIG1/A-1+       5,000,000
                                                                                                    ---------

NEVADA (4.1%):
                        Clark County, NV Airport Revenue
                        Bonds, Series C, Weekly Reset
                        VRDO*, FGIC Insured, SPA:
                        Landesbank Baden-Wurttemberg
     7,800,000          3.960%, 07/01/29                                           VMIG1/A-1+       7,800,000
                                                                                                    ----------

NEW JERSEY (0.6%):

                        New Jersey Economic Development Authority
                        Health Revenue 1st Mortgage - Winchester
                        Gardens- Series A - Prerefunded to 11/01/06
                        @ $102, Collateral: US Gov't Securities
     1,100,000          8.625%, 11/01/25                                            #Aaa/NR         1,138,896
                                                                                                    ----------

NEW YORK (6.1%):
                        Long Island, NY Power Authority
                        Revenue Bonds, Series 1A, Weekly
                        Reset VRDO*, LOC:  80% Bayerische Landesbank
                        20% Landesbank Baden-Wurttemberg
     9,000,000          3.950%, 05/01/33                                           VMIG1/A-1+       9,000,000

                        New York, NY City Transitional
                        Finance Authority Revenue Bonds,
                        Series 3, Daily Reset VRDO*, SPA:
                        Royal Bank of Canada
     2,700,000          4.000%, 11/01/22                                           VMIG1/A-1+       2,700,000

                                                                                                    ----------
                                                                                                   11,700,000
                                                                                                   -----------

NORTH CAROLINA (14.4%):
                        Charlotte, NC  Airport Revenue Bonds, Series A,
                        Weekly Reset VRDO*, MBIA Insured,
                        SPA: JP Morgan Chase
     7,520,000          3.950%,  07/01/16                                          VMIG1/A-1+       7,520,000

                        Concord, NC Utility Systems
                        Revenue Bonds, Series B, Weekly
                        Reset VRDO*, FSA Insured, SPA:
                        Wachovia Bank
     8,820,000          3.950%, 12/01/22                                            VMIG1/NR        8,820,000

                        Durham, NC Public Improvement General Obligation
                        Bonds  Weekly Reset VRDO*, SPA:
                        Wachovia Bank of NC
     2,975,000          3.970%, 02/01/11                                           VMIG1/A-1+       2,975,000

                        Durham, NC General Obligation Bonds
                        (Public Improvement Project), Weekly
                        Reset VRDO*, SPA: Wachovia Bank of
                        North Carolina
     1,150,000          3.970%, 02/01/09                                           VMIG1/A-1+       1,150,000
     1,270,000          3.970%, 02/01/12                                           VMIG1/A-1+       1,270,000
     1,475,000          3.970%, 02/01/13                                           VMIG1/A-1+       1,475,000


                        North Carolina East Municipal Power Agency Power
                        System Revenue Refunding -Series
                        B - Prerefunded to 01/01/07 @ $102, Collateral:
                        US Treasury, MBIA Insured
     4,000,000          5.875%, 01/01/21                                            Aaa/AAA         4,125,262

                                                                                                   ------------
                                                                                                    27,335,262
                                                                                                   ------------

OHIO (1.5%):
                       Ohio Housing Finance Agency
                       Mortgage Revenue Bonds (Residential
                       Mortgage), Series E-AMT, Weekly
                       Reset VRDO*, SPA: FHLB
     2,895,000         4.020%, 09/01/34                                              VMIG1/NR       2,895,000
                                                                                                    ----------

TEXAS (1.7%):
                       Austin, TX Utility System Revenue Prerefunded-
                       Combined-Series A - Escrowed to
                       Maturity, Collateral: State & Local Gov't Series,
                       MBIA Insured
     2,300,000         6.000%, 11/15/06                                              Aaa/AAA        2,320,166

                       Denton, TX Utility System Revenue Refunding -
                       Series A - Prerefunded to 12/01/06 @
                       $100, US Gov't Securities, MBIA Insured
     1,000,000         5.950%, 12/01/14                                              Aaa/AAA        1,010,027

                                                                                                    ----------
                                                                                                    3,330,193
                                                                                                    ----------
VIRGINIA (3.2%):
                       University of Virginia Revenue
                       Bonds, Series A, Weekly Reset VRDO*
     6,000,000         3.950%, 06/01/34                                             VMIG1/A-1+      6,000,000
                                                                                                   -----------

                            Shares
INVESTMENT COMPANY  (2.0%):
     3,830,000         Goldman Sachs Financial Square Tax-Free Money
                       Market Fund Institutional Shares                                             3,830,000
                                                                                                   -----------

              Total Investments (Amortized Cost $190,517,810**) - 100.1%                           190,517,810
              Other assets less liabilities- (0.1%)
                                                                                                      (125,269)
                                                                                                   ------------
              NET ASSETS-100.0%                                                                    190,392,541
                                                                                                   ===========

------------
* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Cost for Federal income tax and financial reporting purposes is identical.

                                                      Percent of
             Portfolio Distribution (unaudited)       Portfolio

                     Alaska                              0.3%
                     Arizona                             0.8
                     Colorado                            4.0
                     Florida                             1.5
                     Hawaii                             33.6
                     Illinois                            2.9
                     Investment Company                  2.0
                     Massachusetts                       0.5
                     Michigan                            5.9
                     Missouri                           14.4
                     Montana                             2.6
                     Nevada                              4.1
                     New Jersey                          0.6
                     New York                            6.1
                     North Carolina                     14.3
                     Ohio                                1.5
                     Texas                               1.7
                     Virginia                            3.2

                                                      --------

                                                       100.0  %
                                                      ========

                               PORTFOLIO ABBREVIATIONS:
                               AMBAC - American Municipal Bond Assurance Corp. AMT - Alternative Minimum Tax
                               FGIC - Financial Guaranty Insurance Corporation FHLB - Federal Home Loan Bank
                               FSA - Financial Security Assurance
                               IBC- Insured Bond Certificate
                               LOC - Letter of Credit
                               MBIA- Municipal Bond Investors Assurance
                               NR - Not Rated
                               SPA - Standby Bond Purchase Agreement
                               SPI- Securities Purchase, Inc.
                               VRDO - Variable Rate Demand Obligation

                                See accompanying
                         notes to financial statements.


                           Tax-Free Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.






                  U.S. Government Securities Cash Assets Trust
                             Schedule of Investments
                                  June 30, 2006
                                   (Unaudited)

                                                       Principal          Security
                                                         Amount           Description                     Value   (a)
                                                        ------           -----------                     -----
U.S. Government Agencies (100.3%):
Federal Home Loan Bank (100.3%):
                                              $          179,000,000    4.95%, 07/03/06          $     178,950,775
                                                         203,000,000    4.89%, 07/05/06                202,889,700
                                                          50,000,000    4.89%, 07/07/06                 49,959,250
                                                          57,000,000    5.06%, 07/10/06                 56,927,895
                                                          40,000,000    5.07%, 07/12/06                 39,938,094
                                                          66,000,000    5.14%, 07/14/06                 65,877,497
                                                          50,000,000    4.92%, 07/19/06                 49,876,875
                                                          48,263,000    4.86%, 07/21/06                 48,132,690
                                                          60,000,000    4.99%, 07/24/06                 59,808,717
                                                          97,073,000    4.93%, 07/26/06                 96,740,426
                                                          64,000,000    5.02%, 07/28/06                 63,759,040
                                                          67,000,000    4.92%, 08/02/06                 66,706,987
                                                          27,000,000    5.19%, 08/11/06                 26,840,407
                                                          95,000,000    5.07%, 08/16/06                 94,384,111
                                                          77,000,000    5.09%, 09/08/06                 76,248,801
                                                          50,000,000    5.25%, 09/22/06                 49,394,792
                                                          30,117,000    5.29%, 09/27/06                 29,727,922
                                                                                                     -------------



Total U.S. Government Agencies                                                                       1,256,163,979
                                                                                                     -------------

                      Shares
Investment Company (0.1%):
                            1,452,365  JP Morgan U.S. Government
                                       Money Market Fund, Capital Shares                                 1,452,365
                                                                                                         ---------

Total Investments (Amortized Cost $1,257,616,344*)  - 100.4%                                         1,257,616,344
Other assets less liabilities -   (0.4)%                                                                (4,779,880)
                                                                                             ----------------------
NET ASSETS   -   100.0%                                                                           $  1,252,836,464
                                                                                                 =================
------------

* Cost for Federal income tax and financial reporting purposes is identical.

                                                         Percent of
Portfolio Distribution (unaudited)                       Portfolio

U.S. Government Agencies                                    99.9 %
Investment Company                                           0.1
                                                        -----------
                                                            100.0%
                                                        ===========

                 See accompanying notes to financial statements.



Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC CAPITAL CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
	August 23, 2006


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 23, 2006